Short-Term Borrowing	12 Months Ended
Dec. 31, 2025
Short-Term Borrowing [Abstract]
SHORT-TERM BORROWING

11. SHORT-TERM BORROWING

As of December 31, 2025, the short-term borrowings were for working capital and capital expenditure purposes.

	As of December 31,
	2024	2025
	RMB	RMB	US$
China Merchants Bank Co., Ltd. Shanghai Branch	—	15,000	2,145
	—	15,000	2,145

As of December 31, 2025, the Company had an outstanding loan of RMB15,000 from China Merchants Bank Co., Ltd. Shanghai Branch, bearing interest at 2.4% per annum and maturing on May 20, 2026, which was guaranteed by Shanghai Mihe.